MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment at beginning of period	$ 14,966	$ 14,966
Additions	1,196	19,623
Property, plant and equipment at end of period	13,391	14,966
Cost
Property, plant and equipment at beginning of period	77,204	72,547
Additions	2,069	4,571
Change in reclamation provision	(144)	92
Disposals	(319)	(11)
Foreign exchange		5
Property, plant and equipment at end of period	78,810	77,204
Accumulated depreciation
Property, plant and equipment at beginning of period	62,238	58,429
Amortization and depletion	3,459	3,817
Disposals	(278)	(11)
Foreign exchange		3
Property, plant and equipment at end of period	65,419	62,238
Mining property [member]
Property, plant and equipment at beginning of period	4,648
Property, plant and equipment at end of period	4,015	4,648
Mining property [member] | Cost
Property, plant and equipment at beginning of period	36,083	35,909
Additions	0	0
Change in reclamation provision	(17)	174
Disposals	0	0
Foreign exchange		0
Property, plant and equipment at end of period	36,066	36,083
Mining property [member] | Accumulated depreciation
Property, plant and equipment at beginning of period	31,435	30,893
Amortization and depletion	616	542
Disposals	0	0
Foreign exchange		0
Property, plant and equipment at end of period	32,051	31,435
Other property, plant and equipment [member]
Property, plant and equipment at beginning of period	8,657
Property, plant and equipment at end of period	7,591	8,657
Other property, plant and equipment [member] | Cost
Property, plant and equipment at beginning of period	34,070	30,157
Additions	1,514	4,003
Change in reclamation provision	(127)	(82)
Disposals	(273)	(8)
Foreign exchange		0
Property, plant and equipment at end of period	35,184	34,070
Other property, plant and equipment [member] | Accumulated depreciation
Property, plant and equipment at beginning of period	25,413	22,445
Amortization and depletion	2,448	2,975
Disposals	(268)	(7)
Foreign exchange		0
Property, plant and equipment at end of period	27,593	25,413
Land and buildings [member]
Property, plant and equipment at beginning of period	921
Property, plant and equipment at end of period	920	921
Land and buildings [member] | Cost
Property, plant and equipment at beginning of period	2,460	2,333
Additions	148	127
Change in reclamation provision	0	0
Disposals	(35)	0
Foreign exchange		0
Property, plant and equipment at end of period	2,573	2,460
Land and buildings [member] | Accumulated depreciation
Property, plant and equipment at beginning of period	1,539	1,424
Amortization and depletion	114	115
Disposals	0	0
Foreign exchange		0
Property, plant and equipment at end of period	1,653	1,539
Furniture, fixtures and equipment [member]
Property, plant and equipment at beginning of period	580
Property, plant and equipment at end of period	757	580
Furniture, fixtures and equipment [member] | Cost
Property, plant and equipment at beginning of period	2,963	2,670
Additions	407	291
Change in reclamation provision	0	0
Disposals	(11)	(3)
Foreign exchange		5
Property, plant and equipment at end of period	3,359	2,963
Furniture, fixtures and equipment [member] | Accumulated depreciation
Property, plant and equipment at beginning of period	2,383	2,211
Amortization and depletion	229	173
Disposals	(10)	(4)
Foreign exchange		3
Property, plant and equipment at end of period	2,602	2,383
Computer software [member]
Property, plant and equipment at beginning of period	160
Property, plant and equipment at end of period	108	160
Computer software [member] | Cost
Property, plant and equipment at beginning of period	1,628	1,478
Additions	0	150
Change in reclamation provision	0	0
Disposals	0	0
Foreign exchange		0
Property, plant and equipment at end of period	1,628	1,628
Computer software [member] | Accumulated depreciation
Property, plant and equipment at beginning of period	1,468	1,456
Amortization and depletion	52	12
Disposals	0	0
Foreign exchange		0
Property, plant and equipment at end of period	$ 1,520	$ 1,468